Summary of Significant Accounting Policies - Schedule of Estimated Residual Value (Details)	Jun. 30, 2024	Dec. 31, 2023
Vehicles [Member]
Schedule of Estimated Residual Value [Abstract]
Estimated useful lives	5 years	5 years
Minimum [Member] | Electronic equipment [Member]
Schedule of Estimated Residual Value [Abstract]
Estimated useful lives	3 years	3 years
Minimum [Member] | Machinery and Equipment [Member]
Schedule of Estimated Residual Value [Abstract]
Estimated useful lives	5 years	5 years
Maximum [Member] | Electronic equipment [Member]
Schedule of Estimated Residual Value [Abstract]
Estimated useful lives	5 years	5 years
Maximum [Member] | Machinery and Equipment [Member]
Schedule of Estimated Residual Value [Abstract]
Estimated useful lives	10 years	10 years